Distribution Date:	01/12/22	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
		Controlling Class	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	24	Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	43,270,911.54	721,743.30	94,546.94	0.00	0.00	816,290.24	42,549,168.24	34.75%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	167,999,999.22	22,226,338.93	344,260.00	0.00	0.00	22,570,598.93	145,773,660.29	34.75%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	207,191,000.00	0.00	470,323.57	0.00	0.00	470,323.57	207,191,000.00	34.75%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	22.56%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	81,140.49	0.00	0.00	81,140.49	31,644,000.00	17.34%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	85,113.67	0.00	0.00	85,113.67	28,129,000.00	12.70%	11.00%
D	12514MAL9	2.793322%	31,645,000.00	31,645,000.00	0.00	73,662.24	0.00	0.00	73,662.24	31,645,000.00	7.48%	6.50%
E	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	33,623.88	0.00	0.00	33,623.88	15,823,000.00	4.87%	4.25%
F	12514MAQ8	2.550000%	6,153,000.00	6,153,000.00	0.00	23,368.74	0.00	0.00	23,368.74	6,153,000.00	3.86%	3.38%
G*	12514MAS4	2.550000%	23,733,985.00	23,733,985.00	0.00	199,601.27	0.00	360,650.05	199,601.27	23,373,334.95	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	629,428,895.76	22,948,082.23	1,585,684.90	0.00	360,650.05	24,533,767.13	606,120,163.48

Notional Certificates
X-A	12514MBD6	1.388423%	566,092,000.00	492,300,910.76	0.00	569,601.49	0.00	0.00	569,601.49	469,352,828.53
X-B	12514MAA3	0.705612%	59,773,000.00	59,773,000.00	0.00	35,147.10	0.00	0.00	35,147.10	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.493322%	15,823,000.00	15,823,000.00	0.00	19,690.70	0.00	0.00	19,690.70	15,823,000.00
X-E	12514MAG0	1.493322%	6,153,000.00	6,153,000.00	0.00	7,657.01	0.00	0.00	7,657.01	6,153,000.00
X-F	12514MAJ4	1.493322%	23,733,985.00	23,733,985.00	0.00	29,535.41	0.00	0.00	29,535.41	23,373,334.95
Notional SubTotal			703,219,985.00	629,428,895.76	0.00	694,595.25	0.00	0.00	694,595.25	606,120,163.48

Deal Distribution Total					22,948,082.23	2,280,280.15	0.00	360,650.05	25,228,362.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	935.87056709	15.60998573	2.04487715	0.00000000	0.00000000	0.00000000	0.00000000	17.65486288	920.26058137
A-3	12514MBB0	999.99999536	132.29963649	2.04916667	0.00000000	0.00000000	0.00000000	0.00000000	134.34880315	867.70035887
A-4	12514MBC8	1,000.00000000	0.00000000	2.27000000	0.00000000	0.00000000	0.00000000	0.00000000	2.27000000	1,000.00000000
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	2.56416667	0.00000000	0.00000000	0.00000000	0.00000000	2.56416667	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	3.02583348	0.00000000	0.00000000	0.00000000	0.00000000	3.02583348	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	2.32776868	0.00000000	0.00000000	0.00000000	0.00000000	2.32776868	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	2.12500032	0.00000000	0.00000000	0.00000000	0.00000000	2.12500032	1,000.00000000
F	12514MAQ8	1,000.00000000	0.00000000	3.79794247	(1.67294165)	0.00000000	0.00000000	0.00000000	3.79794247	1,000.00000000
G	12514MAS4	1,000.00000000	0.00000000	8.40993495	(6.28493487)	15.87355389	0.00000000	15.19551184	8.40993495	984.80448816
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	869.64823873	0.00000000	1.00619950	0.00000000	0.00000000	0.00000000	0.00000000	1.00619950	829.11051301
X-B	12514MAA3	1,000.00000000	0.00000000	0.58800964	0.00000000	0.00000000	0.00000000	0.00000000	0.58800964	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.24443532	0.00000000	0.00000000	0.00000000	0.00000000	1.24443532	1,000.00000000
X-E	12514MAG0	1,000.00000000	0.00000000	1.24443523	0.00000000	0.00000000	0.00000000	0.00000000	1.24443523	1,000.00000000
X-F	12514MAJ4	1,000.00000000	0.00000000	1.24443535	0.00000000	0.00000000	0.00000000	0.00000000	1.24443535	984.80448816

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	94,546.94	0.00	94,546.94	0.00	0.00	0.00	94,546.94	0.00
A-3	12/01/21 - 12/30/21	30	0.00	344,260.00	0.00	344,260.00	0.00	0.00	0.00	344,260.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	470,323.57	0.00	470,323.57	0.00	0.00	0.00	470,323.57	0.00
X-A	12/01/21 - 12/30/21	30	0.00	569,601.49	0.00	569,601.49	0.00	0.00	0.00	569,601.49	0.00
A-M	12/01/21 - 12/30/21	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	12/01/21 - 12/30/21	30	0.00	35,147.10	0.00	35,147.10	0.00	0.00	0.00	35,147.10	0.00
X-C	12/01/21 - 12/30/21	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	12/01/21 - 12/30/21	30	0.00	19,690.70	0.00	19,690.70	0.00	0.00	0.00	19,690.70	0.00
X-E	12/01/21 - 12/30/21	30	0.00	7,657.01	0.00	7,657.01	0.00	0.00	0.00	7,657.01	0.00
X-F	12/01/21 - 12/30/21	30	0.00	29,535.41	0.00	29,535.41	0.00	0.00	0.00	29,535.41	0.00
B	12/01/21 - 12/30/21	30	0.00	81,140.49	0.00	81,140.49	0.00	0.00	0.00	81,140.49	0.00
C	12/01/21 - 12/30/21	30	0.00	85,113.67	0.00	85,113.67	0.00	0.00	0.00	85,113.67	0.00
D	12/01/21 - 12/30/21	30	0.00	73,662.24	0.00	73,662.24	0.00	0.00	0.00	73,662.24	0.00
E	12/01/21 - 12/30/21	30	0.00	33,623.88	0.00	33,623.88	0.00	0.00	0.00	33,623.88	0.00
F	12/01/21 - 12/30/21	30	10,293.61	13,075.12	0.00	13,075.12	(10,293.61)	0.00	0.00	23,368.74	0.00
G	12/01/21 - 12/30/21	30	525,909.24	50,434.72	0.00	50,434.72	(149,166.55)	0.00	0.00	199,601.27	376,742.69
Totals			536,202.85	2,120,819.98	0.00	2,120,819.98	(159,460.16)	0.00	0.00	2,280,280.15	376,742.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	25,228,362.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,202,151.76	Master Servicing Fee	4,214.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	4,607.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	271.00
ARD Interest	0.00	Operating Advisor Fee	1,544.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,202,151.76	Total Fees	10,637.75

Principal		Expenses/Reimbursements
Scheduled Principal	721,743.31	Reimbursement for Interest on Advances	(18,895.38)
Unscheduled Principal Collections		ASER Amount	17,036.60
Principal Prepayments	22,226,338.93	Special Servicing Fees (Monthly)	(157,601.38)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,948,082.24	Total Expenses/Reimbursements	(159,460.16)

		Interest Reserve Deposit	70,694.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,280,280.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,948,082.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	25,228,362.38
Total Funds Collected	25,150,234.00	Total Funds Distributed	25,150,233.97

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	629,428,896.75	629,428,896.75	Beginning Certificate Balance	629,428,895.76
(-) Scheduled Principal Collections	721,743.31	721,743.31	(-) Principal Distributions	22,948,082.23
(-) Unscheduled Principal Collections	22,226,338.93	22,226,338.93	(-) Realized Losses	360,650.05
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	360,651.04
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	360,651.04	360,651.04	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	606,120,163.48	606,120,163.48	Certificate Other Adjustments**	(0.99)
Beginning Actual Collateral Balance	630,810,737.19	630,810,737.19	Ending Certificate Balance	606,120,163.48
Ending Actual Collateral Balance	606,895,207.03	606,895,207.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.99)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.99
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	11	57,962,775.02	9.56%	55	4.3874	1.663356	1.39 or less	18	234,264,533.90	38.65%	54	4.2730	0.988789
7,500,000 to 14,999,999		9	96,184,760.05	15.87%	54	4.6112	1.206421	1.40 to 1.44	2	7,897,573.59	1.30%	54	4.6403	1.411502
15,000,000 to 24,999,999		7	142,189,011.38	23.46%	51	4.1941	1.191406	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		5	182,521,291.47	30.11%	51	3.9447	2.585111	1.55 to 1.99	7	211,084,735.30	34.83%	51	4.2281	1.713807
	50,000,000 or greater	2	127,262,325.56	21.00%	55	3.4856	2.412532	2.00 to 2.49	1	4,169,355.45	0.69%	55	4.4500	2.020000
	Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998	2.50 to 2.87	2	43,000,000.00	7.09%	49	4.2090	2.570000
								2.88 or greater	4	105,703,965.24	17.44%	55	3.1037	4.136484
								Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	2,287,151.58	0.38%	55	3.7200	1.640000
							Lodging	4	51,491,543.89	8.50%	52	4.8636	0.679551
California	4	94,768,876.05	15.64%	55	3.8243	1.103821
							Mixed Use	2	69,721,789.00	11.50%	55	3.5831	1.281394
Florida	8	20,068,379.91	3.31%	55	4.1795	2.146012
							Mobile Home Park	1	4,169,355.45	0.69%	55	4.4500	2.020000
Georgia	6	89,605,402.61	14.78%	55	4.2114	1.557183
							Multi-Family	4	34,542,855.85	5.70%	54	4.6698	1.541613
Hawaii	1	10,921,813.47	1.80%	48	4.6900	0.790000
							Office	9	279,028,592.65	46.04%	53	3.8303	2.435737
Idaho	1	1,930,712.45	0.32%	55	3.7200	1.640000
							Retail	11	121,035,116.60	19.97%	50	4.4034	1.821103
Illinois	3	65,821,174.69	10.86%	46	4.6509	1.582667
							Self Storage	25	46,130,910.01	7.61%	55	3.8135	1.618340
Iowa	1	941,593.71	0.16%	55	3.7200	1.640000
							Totals	56	606,120,163.48	100.00%	53	4.0549	1.914998
Louisiana	1	5,375,505.26	0.89%	55	4.7500	1.210000

Maryland	2	3,923,801.41	0.65%	55	3.7200	1.640000

Massachusetts	1	30,000,000.00	4.95%	55	2.7982	6.480000

Michigan	1	43,000,000.00	7.09%	49	4.2090	2.570000

Minnesota	1	1,654,471.95	0.27%	55	3.7200	1.640000

Nevada	3	7,396,113.63	1.22%	55	3.7200	1.640000

New Jersey	3	7,009,971.58	1.16%	55	3.7200	1.640000

New York	6	86,718,995.94	14.31%	55	3.3827	2.742955

Ohio	1	21,619,011.82	3.57%	48	5.0500	(0.300000)

Oregon	3	33,181,685.21	5.47%	51	4.4953	1.865419

South Carolina	2	2,613,887.34	0.43%	55	3.7200	1.640000

Texas	6	73,467,250.23	12.12%	53	4.2426	1.458844

Virginia	1	3,814,364.62	0.63%	54	5.1500	0.870000

Totals	56	606,120,163.48	100.00%	53	4.0549	1.914998

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	17	391,780,515.43	64.64%	54	3.6937	2.266386	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	9	120,603,101.15	19.90%	48	4.6001	1.690567	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	8	93,736,546.90	15.47%	53	4.8629	0.735099	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	34	606,120,163.48	100.00%	53	4.0549	1.914998
								Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	34	606,120,163.48	100.00%	53	4.0549	1.914998	Interest Only	8	198,000,000.00	32.67%	54	3.3459	2.981616
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998	115 months or greater	26	408,120,163.48	67.33%	52	4.3989	1.397528
								Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	57,417,354.00	9.47%	55	3.9780	1.565592				None
	12 months or less	28	507,170,216.29	83.67%	52	3.9916	2.079085
	13 months to 24 months	2	35,967,336.13	5.93%	50	4.9503	(0.036708)
	25 months or greater	1	5,565,257.06	0.92%	55	4.8300	3.180000
	Totals	34	606,120,163.48	100.00%	53	4.0549	1.914998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311335	OF	New York	NY	Actual/360	2.983%	166,983.79	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	01/06/22
2	30311342	OF	Alpharetta	GA	Actual/360	4.010%	215,324.59	95,370.20	0.00	N/A	08/06/26	--	62,357,695.76	62,262,325.56	12/06/21
3	30311336	MU	San Francisco	CA	Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	12/01/21
3a	30311337				Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	12/01/21
3b	30311338				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	12/01/21
3c	30311339				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	12/01/21
4	30311334	OF	Chicago	IL	Actual/360	4.610%	191,271.16	65,349.92	0.00	N/A	08/06/25	--	48,182,505.63	48,117,155.71	01/06/22
5	30311292	SS	Various	Various	Actual/360	3.720%	133,591.82	114,970.58	0.00	08/06/26	08/06/36	--	41,704,001.70	41,589,031.12	01/06/22
6	30311331	RT	Birch Run	MI	Actual/360	4.209%	90,610.42	0.00	0.00	N/A	02/06/26	--	25,000,000.00	25,000,000.00	01/06/22
6a	30311332				Actual/360	4.209%	65,239.50	0.00	0.00	N/A	02/06/26	--	18,000,000.00	18,000,000.00	01/06/22
7	30311343	OF	Frisco	TX	Actual/360	4.080%	133,100.74	69,355.59	0.00	N/A	08/01/26	--	37,884,460.23	37,815,104.64	01/01/22
9	30311340	OF	Boston	MA	Actual/360	2.798%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	01/06/22
10	30311347	MU	New York	NY	Actual/360	4.270%	83,198.48	22,266,418.31	0.00	N/A	08/06/26	--	22,627,069.34	0.00	01/06/22
11	30311348	LO	Columbus	OH	Actual/360	5.050%	94,143.26	30,029.50	0.00	N/A	01/06/26	--	21,649,041.32	21,619,011.82	12/06/21
12	30311344	RT	Troutdale	OR	Actual/360	4.520%	79,302.74	29,128.44	0.00	N/A	02/06/26	--	20,374,669.69	20,345,541.25	01/06/22
13	30311349	LO	San Leandro	CA	Actual/360	4.750%	78,516.21	27,247.79	0.00	N/A	07/06/26	--	19,195,814.62	19,168,566.83	01/06/22
14	30311350	RT	Humble	TX	Actual/360	4.290%	59,443.68	24,584.67	0.00	N/A	10/06/25	--	16,091,228.75	16,066,644.08	01/06/22
15	30311333	OF	Chicago	IL	Actual/360	4.800%	59,402.65	23,284.61	0.00	N/A	07/06/26	--	14,371,608.92	14,348,324.31	03/06/20
16	30297463	MF	Augusta	GA	Actual/360	4.850%	59,081.03	22,711.20	0.00	N/A	07/06/26	--	14,146,439.20	14,123,728.00	01/06/22
17	30311351	RT	Various	NY	Actual/360	4.650%	45,258.33	16,364.55	0.00	N/A	07/06/26	--	11,302,808.51	11,286,443.96	01/06/22
18	30311352	RT	Lahaina	HI	Actual/360	4.690%	44,179.50	17,466.89	0.00	N/A	01/06/26	--	10,939,280.36	10,921,813.47	08/06/21
19	30297548	OF	Valhalla	NY	Actual/360	4.500%	40,495.01	17,773.80	0.00	N/A	08/06/26	--	10,450,325.78	10,432,551.98	01/06/22
20	30311353	MU	Cumming	GA	Actual/360	4.750%	39,829.94	15,921.12	0.00	N/A	07/06/26	--	9,737,710.12	9,721,789.00	01/06/22
21	30311354	RT	Novato	CA	Actual/360	4.250%	33,248.09	12,502.32	0.00	N/A	07/06/26	--	9,084,866.29	9,072,363.97	12/06/21
22	30311341	MF	Houston	TX	Actual/360	4.300%	31,817.17	12,473.82	0.00	N/A	07/06/26	--	8,592,783.40	8,580,309.58	01/06/22
23	30311345	OF	Portland	OR	Actual/360	4.400%	29,215.31	13,349.37	0.00	N/A	08/06/26	--	7,710,785.15	7,697,435.78	11/06/21
24	30311355	MF	Houston	TX	Actual/360	4.700%	26,201.45	10,621.83	0.00	N/A	08/06/26	--	6,473,934.84	6,463,313.01	01/06/22
25	30311328	RT	Rancho Cucamonga	CA	Actual/360	4.470%	25,162.45	9,171.05	0.00	N/A	07/06/26	--	6,537,116.30	6,527,945.25	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30297603	LO	Cocoa Beach	FL	Actual/360	4.830%	23,183.98	8,931.31	0.00	N/A	08/06/26	--	5,574,188.37	5,565,257.06	12/06/21
27	30311346	MF	New Orleans	LA	Actual/360	4.750%	22,023.12	8,754.07	0.00	N/A	08/06/26	--	5,384,259.33	5,375,505.26	01/06/22
28	30297382	LO	Eugene	OR	Actual/360	4.540%	20,123.66	8,740.31	0.00	N/A	07/06/26	--	5,147,448.49	5,138,708.18	01/06/22
29	30311329	SS	Various	TX	Actual/360	4.670%	18,295.01	7,546.80	0.00	N/A	07/06/26	--	4,549,425.72	4,541,878.92	01/06/22
30	30311356	MH	Englewood	FL	Actual/360	4.450%	16,004.20	7,166.86	0.00	N/A	08/06/26	--	4,176,522.31	4,169,355.45	01/06/22
31	30311330	RT	Emporia	VA	Actual/360	5.150%	16,941.37	5,800.62	0.00	N/A	07/06/26	--	3,820,165.24	3,814,364.62	01/06/22
32	30311357	OF	Summit Argo	IL	Actual/360	4.600%	13,320.19	7,046.71	0.00	N/A	08/01/26	--	3,362,741.38	3,355,694.67	01/01/22
Totals							2,202,151.76	22,948,082.24	0.00				629,428,896.75	606,120,163.48

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	81,544,300.00	89,384,866.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,296,720.00	6,424,628.00	01/01/21	09/30/21	--	0.00	0.00	310,426.31	310,426.31	0.00	0.00
3a	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	68,589.78	68,589.78	0.00	0.00
3b	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	18,991.69	18,991.69	0.00	0.00
3c	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	18,991.69	18,991.69	0.00	0.00
3	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	68,589.78	68,589.78	0.00	0.00
4	45,731,584.00	50,439,373.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,662,882.11	14,120,495.91	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,514,301.75	14,527,641.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6a	15,514,301.75	14,527,641.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,388,443.62	3,548,406.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	77,652,750.08	77,772,108.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	747,327.27	01/01/21	03/31/21	12/06/21	7,932,975.78	28,195.12	0.00	0.00	0.00	0.00
11	(267,654.81)	0.00	--	--	12/06/21	0.00	0.00	124,079.55	124,079.55	768,413.44	0.00
12	2,197,960.71	2,443,554.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	604,399.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,201,724.82	1,855,296.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	734,917.00	0.00	--	--	01/06/22	3,592,902.23	238,445.59	67,678.81	1,579,311.67	0.00	0.00
16	912,213.64	1,736,844.54	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,085,817.90	957,136.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	299,035.22	157,943.87	01/01/21	03/31/21	12/06/21	545,671.54	4,331.80	59,271.65	303,666.91	96,248.78	0.00
19	1,329,554.21	1,194,498.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,039,080.67	959,188.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	785,184.11	827,390.72	01/01/21	09/30/21	--	0.00	0.00	45,711.29	45,711.29	0.00	0.00
22	916,656.92	1,040,540.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	809,313.15	685,854.88	01/01/21	09/30/21	--	0.00	0.00	42,176.91	85,063.97	0.00	0.00
24	509,875.82	624,919.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	573,408.00	532,402.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	32,091.29	32,091.29	0.00	0.00
27	527,669.53	485,780.78	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	553,134.22	1,223,381.36	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	558,928.00	549,402.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	506,252.13	567,165.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	376,956.00	349,273.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	321,428.20	352,072.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	411,667,348.07	393,510,282.24				12,071,549.55	270,972.51	856,598.76	2,655,513.93	864,662.22	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	30311347	22,226,338.93	DPO	0.00	0.00
Totals		22,226,338.93		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	1	7,697,435.78	0	0.00	2	25,270,137.78	0	0.00	0	0.00	0	0.00	0	0.00	1	22,226,338.93	4.054908%	4.035240%	53
12/10/21	0	0.00	0	0.00	4	69,586,999.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.062949%	4.043322%	54
11/15/21	0	0.00	1	10,958,098.85	3	58,748,359.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.063290%	4.043660%	55
10/13/21	0	0.00	1	10,975,419.79	3	58,840,978.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.063600%	4.043966%	56
09/13/21	1	10,994,097.58	1	21,744,391.15	2	37,196,480.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.063937%	4.042482%	57
08/12/21	1	11,011,273.72	1	21,773,877.78	2	37,258,843.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.064242%	4.044601%	58
07/12/21	0	0.00	1	11,028,380.77	2	37,320,968.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.064545%	4.044901%	59
06/11/21	1	11,046,852.38	0	0.00	2	37,387,485.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.064876%	4.045228%	60
05/12/21	0	0.00	1	11,063,816.32	3	59,313,727.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.065175%	4.045524%	61
04/12/21	1	19,419,852.39	1	11,082,149.97	3	59,411,794.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.065502%	4.045847%	62
03/12/21	0	0.00	1	11,098,971.93	3	59,501,764.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.065797%	4.046139%	63
02/12/21	0	0.00	0	0.00	4	70,734,622.92	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	4.066180%	4.046517%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30311342	12/06/21	0	A	310,426.31	310,426.31	0.00	62,357,695.76
3	30311336	12/01/21	0	A	68,589.78	68,589.78	0.00	23,494,623.70
3a	30311337	12/01/21	0	A	68,589.78	68,589.78	0.00	23,494,623.70
3b	30311338	12/01/21	0	A	18,991.69	18,991.69	0.00	6,505,376.30
3c	30311339	12/01/21	0	A	18,991.69	18,991.69	0.00	6,505,376.30
11	30311348	12/06/21	0	A	124,079.55	124,079.55	768,413.44	21,649,041.32	06/24/20	9
15	30311333	03/06/20	21	6	67,678.81	1,579,311.67	0.00	14,859,485.32	06/15/20	2
18	30311352	08/06/21	4	6	59,271.65	303,666.91	126,125.12	11,011,273.72	07/16/20	98
21	30311354	12/06/21	0	A	45,711.29	45,711.29	0.00	9,084,866.29
23	30311345	11/06/21	1	1	42,176.91	85,063.97	0.00	7,725,024.74
26	30297603	12/06/21	0	A	32,091.29	32,091.29	3,876.00	5,574,188.37	04/27/20	98
Totals					856,598.76	2,655,513.93	898,414.56	192,261,575.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		96,724,625	85,802,812	10,921,813		0
49 - 60 Months		437,806,507	415,760,747	22,045,760		0
> 60 Months		71,589,031	71,589,031	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	606,120,163	573,152,590	7,697,436	0	25,270,138	0
Dec-21	629,428,897	559,841,897	0	0	69,587,000	0
Nov-21	630,200,483	560,494,025	0	10,958,099	58,748,359	0
Oct-21	630,916,668	561,100,270	0	10,975,420	58,840,978	0
Sep-21	631,682,894	561,747,925	10,994,098	21,744,391	37,196,480	0
Aug-21	632,393,561	562,349,566	11,011,274	21,773,878	37,258,844	0
Jul-21	633,101,584	584,752,235	0	11,028,381	37,320,968	0
Jun-21	633,859,942	585,425,604	11,046,852	0	37,387,486	0
May-21	634,562,508	564,184,963	0	11,063,816	59,313,728	0
Apr-21	635,315,603	545,401,806	19,419,852	11,082,150	59,411,794	0
Mar-21	636,012,751	565,412,015	0	11,098,972	59,501,765	0
Feb-21	636,867,292	566,132,669	0	0	70,734,623	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30311347	0.00	-		--	745,480.77	2.02000	03/31/21	08/06/26	294
11	30311348	21,619,011.82	21,649,041.32		--	(447,868.85)	(0.30000)	09/30/20	01/06/26	294
15	30311333	14,348,324.31	14,859,485.32		--	734,917.00	0.36000	06/30/20	07/06/26	293
18	30311352	10,921,813.47	11,011,273.72		--	146,101.87	0.79000	03/31/21	01/06/26	294
26	30297603	5,565,257.06	5,574,188.37		--	1,224,232.29	3.18000	12/31/19	08/06/26	294
Totals		52,454,406.66	53,093,988.73			2,402,863.08

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	30311347	MU	NY	07/01/20	8

1/6/2022 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Calls held with Borrower to discuss loan and property performance. Default Notice sent to Borrower. Ongoing discussion with Borrower however no resolution reached to d ate. Initiating legal proceedings. Pursuing appointment of a receiver / foreclosure action and dual tacking with settlement discussions. Special Servicer and Borrower reached terms on and have effectuated a DPO.

11	30311348	LO	OH	06/24/20	9
	1/6/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. The loan was brought current as of December 2021.

15	30311333	OF	IL	06/15/20	2

1/6/2022 - COVID - The loan transferred to special servicing effective 6/10/2020 for payment default. The loan collateral is a 487,022 sq ft office property was built in 1892 and renovated in 2014 located in Chicago, IL. The single tenant that occupied 7 5% ofthe property vacated and stopped paying rent in April 2020. The property is currently 1% leased and 99% vacant as a new short term lease was recently executed for the one-story, stand alone building. Inspection in July 2021 reported the property to b e in average to fair condition. Receiver was placed on 9/15/2020. Strategy is to dual track foreclosure and a work out with the Borrower along with pursuing a recovery from the defaulted tenant. Pari Passu loan.

18	30311352	RT	HI	07/16/20	98

1/6/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. The Borrower returned the signed PNL. The special servicer recently processed approval for new property manager.

	Discussions with Borro wer are ongoing. Counsel has been engaged to dual track Lenders rights.

26	30297603	LO	FL	04/27/20	98

1/6/2022 - Loan transferred for Imminent Monetary Default at Borrowers request as a result of COVID-19. Borrower has since withdrawn their ask. The Loan is current and Special Servicer is working with the Borrower to set up cash

	management.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30311347 01/12/22	22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	0.00	360,651.04	1.44%
Current Period Totals		22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	0.00	360,651.04
Cumulative Totals		62,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	0.00	360,651.04

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30311347	01/12/22	0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00	360,651.04
Current Period Totals			0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00	360,651.04
Cumulative Totals			0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00	360,651.04

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	(83,522.83)	0.00	0.00	0.00	0.00	0.00	(69.45)	0.00	0.00	0.00
11	0.00	0.00	(80,727.42)	0.00	0.00	0.00	0.00	0.00	(18,825.93)	0.00	0.00	0.00
15	0.00	0.00	3,093.89	0.00	0.00	14,835.19	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,354.98	0.00	0.00	2,201.41	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	1,200.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(157,601.38)	0.00	0.00	17,036.60	0.00	0.00	(18,895.38)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(159,460.16)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27